DEBT (Details)						1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended		21 Months Ended
	Jul. 12, 2024 USD ($) shares	Jul. 11, 2024 USD ($) D	Dec. 31, 2023 USD ($) shares	Feb. 22, 2023 USD ($) D $ / shares	Jun. 05, 2020 USD ($)	Sep. 30, 2024 USD ($) item $ / shares	Feb. 28, 2022 USD ($) D Lender $ / shares shares	Sep. 30, 2024 USD ($) item $ / shares	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) item $ / shares	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Sep. 30, 2024 USD ($) item $ / shares	Jul. 10, 2024 USD ($)	Sep. 30, 2022 USD ($)	Apr. 01, 2022	May 04, 2020 USD ($)
DEBT
Deferred underwriting fees payable		$ 3,700,000
Cash payable in discharge of underwriting fee		$ 500,000
Threshold days for payment of cash to underwriter | D		30
Principal amount	$ 3,800,000
Interest rate																	5.00%
Change in fair value of convertible notes								$ (1,623,000)	$ 182,000	$ (1,623,000)	$ 182,000
Conversion of debt into shares | shares	1,067,592
Amortization of debt discount										60,000	250,000
Exercise price of warrants | $ / shares												$ 3.61
Change in fair value of convertible notes								(1,600,000)			$ (1,600,000)
Convertible debt			$ 2,179,000			$ 4,392,000		4,392,000		4,392,000				$ 4,392,000
Secured Promissory Note Agreement
DEBT
Number of lenders | Lender							2
Principal amount			5,500,000			4,100,000	$ 1,400,000	4,100,000		4,100,000				4,100,000
Interest rate							9.25%
Interest rate at event of default							12.00%
Threshhold period of failure to pay installment causing event of default | D							30
Threshhold period from receipt of written notice for false representations or warranty causing event of default | D							30
Threshhold period from receipt of written notice for breach causing event of default | D							45
Threshhold number of days proceedings pending causing event of default | D							90
Minimum amount of monetary judgement, writ filed against the the company over which cause event of default							$ 1,000,000
Threshold number of days of injunctive relief causing event of default | D							90
Amortization of debt discount								7,000	$ 7,000					21,000
Unamortized debt discount			$ 32,000			12,000	$ 83,000	12,000		$ 12,000				12,000
Number of warrants issued | shares			0				77,494
Exercise price of warrants | $ / shares							$ 3.61
Fair value of warrants							$ 83,000
Public warrants expiration term							10 years
Number of additonal debt | item										14
Outstanding			$ 7,400,000			$ 11,300,000		$ 11,300,000		$ 11,300,000				$ 11,300,000
Secured Promissory Note Agreement | Minimum
DEBT
Interest rate			18.00%			20.00%		20.00%		20.00%				20.00%
Secured Promissory Note Agreement | Maximum
DEBT
Interest rate			24.00%			24.00%		24.00%		24.00%				24.00%
2022 Convertible Notes
DEBT
Principal amount			$ 900,000													$ 1,400,000
Interest rate				5.00%
Interest rate at event of default				8.00%
Threshhold period of failure to pay installment causing event of default | D				15
Threshhold period from receipt of written notice for false representations or warranty causing event of default | D				30
Threshhold period from receipt of written notice for breach causing event of default | D				30
Threshhold number of days proceedings pending causing event of default | D				90
Minimum amount of monetary judgement, writ filed against the the company over which cause event of default				$ 100,000
Threshold number of days of injunctive relief causing event of default | D				90
Outstanding			2,300,000			$ 0		$ 0		$ 0				$ 0
Debt conversion calculation denominator price per share, percent				80.00%
Debt conversion calculation denominator price per share | $ / shares				$ 2.11
2024 Convertible Notes
DEBT
Principal amount						$ 700,000		$ 700,000		$ 700,000				$ 700,000
Interest rate						20.00%		20.00%		20.00%				20.00%
Debt instrument convertible conversion price | $ / shares						$ 1		$ 1		$ 1				$ 1
Term for conversion of debt instrument						90 days
Change in fair value of convertible notes								$ 22,000,000		$ 22,000,000
Convertible notes outstanding										700,000
EFH Convertible Note
DEBT
Principal amount		$ 3,700,000
Convertible notes outstanding										3,600,000
Term		1 year
Percentage of gross proceeds		10.00%
Threshold days of trailing volume | D		5
Require amount to paid															$ 50,000
Payment at inception agreement															$ 500,000
Small Business Administration (SBA) Loans
DEBT
Principal amount					$ 200,000
Interest rate													3.75%
Periodic payments					$ 731								$ 1,000
Outstanding			500,000			$ 500,000		500,000		500,000			$ 500,000	$ 500,000
Term					30 years
Small Business Administration (SBA) Loans | Acquisitions of FSP and CSH
DEBT
Principal amount												$ 200,000
Interest rate												3.75%
Periodic payments												$ 731
Outstanding			300,000			300,000		300,000		300,000				300,000
Term												30 years
PPP (Paycheck Protection Program) Loan
DEBT
Principal amount																		$ 200,000
Interest rate																		1.00%
Outstanding			59,000			28,000		28,000		28,000				28,000
Vehicle Notes
DEBT
Outstanding			$ 500,000			$ 500,000		$ 500,000		$ 500,000				$ 500,000
Number of vehicle loans | item						13		13		13				13
Vehicle Notes | Minimum
DEBT
Interest rate						4.99%		4.99%		4.99%				4.99%
Periodic payments										$ 435
Vehicle Notes | Maximum
DEBT
Interest rate						17.37%		17.37%		17.37%				17.37%
Periodic payments										$ 1,628